Consolidated statement of cash flows (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
North South Railroad Concession Agreement [Member]
Statement [LineItems]
Right-of-use assets recognized	R$ 246,517	R$ 104,840	R$ 3,522,469
Construction in progress [member]
Statement [LineItems]
Payment for acquisition of assets in installments	R$ 246,564	R$ 263,143	R$ 297,002